Short-Term Borrowings	6 Months Ended
Mar. 31, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
14.	SHORT-TERM BORROWINGS

As of September 30, 2022 and March 31, 2023, the borrowings consisted of the following:

	2022	2023
Short-term borrowings	$2,811,555	$1,062,962

On August 12, 2022, Yizhiying entered into a non-revolving loan facility of RMB2,000,000 (approximately $291,222) with Bank of Jiangsu with annual interest rate of 4.35% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer and a significant shareholder of the Company.

On December 15, 2022, Changzhou EZGO entered into a revolving loan facility of RMB800,000 (approximately $116,489) with Bank of Jiangsu with annual interest rate of 6.09% and a term of 12 months.

On March 24, 2023, Changzhou EZGO entered into a non-revolving loan facility of RMB4,500,000 (approximately $655,251) with Agricultural Bank of China with annual interest rate of 4.10% and a term of 12 months.

For the six months ended March 31, 2022 and 2023, the Company recorded interest expense of $28,768 and $50,662, respectively.